UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Atlanta Capital SMID-Cap Fund

Semiannual Report

March 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2015

Eaton Vance

Atlanta Capital SMID-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	26

Important Notices	27

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Performance1,2

Portfolio Managers Charles B. Reed, CFA, William O. Bell IV, CFA and W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	14.34%	13.27%	16.09%	12.02%
Class A with 5.75% Maximum Sales Charge	—	—	7.77	6.74	14.74	11.36
Class C at NAV	10/01/2009	04/30/2002	13.91	12.44	15.24	11.56
Class C with 1% Maximum Sales Charge	—	—	12.91	11.44	15.24	11.56
Class I at NAV	04/30/2002	04/30/2002	14.43	13.53	16.38	12.29
Class R at NAV	08/03/2009	04/30/2002	14.15	13.02	15.82	11.86
Class R6 at NAV	07/01/2014	04/30/2002	14.51	13.66	16.40	12.30
Russell 2500 Index	—	—	12.29%	10.07%	15.47%	9.61%
Russell 2000 Index	—	—	14.46	8.21	14.56	8.81

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		1.23%	1.98%	0.98%	1.48%	0.90%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Markel Corp.	4.7%
HCC Insurance Holdings, Inc.	3.9
ANSYS, Inc.	3.6
Sally Beauty Holdings, Inc.	3.5
Morningstar, Inc.	3.5
Fair Isaac Corp.	3.0
SEI Investments Co.	3.0
DENTSPLY International, Inc.	2.9
Equifax, Inc.	2.8
Acuity Brands, Inc.	2.6
Total	33.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Endnotes and Additional Disclosures

[1]

Russell 2500 Index is an unmanaged index of approximately 2,500 small- and midcap U.S. stocks. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 – March 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period* (10/1/14 – 3/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,143.40	$6.57	1.23%
Class C	$1,000.00	$1,139.10	$10.56	1.98%
Class I	$1,000.00	$1,144.30	$5.24	0.98%
Class R	$1,000.00	$1,141.50	$7.90	1.48%
Class R6	$1,000.00	$1,145.10	$4.71	0.88%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.19	1.23%
Class C	$1,000.00	$1,015.10	$9.95	1.98%
Class I	$1,000.00	$1,020.00	$4.94	0.98%
Class R	$1,000.00	$1,017.60	$7.44	1.48%
Class R6	$1,000.00	$1,020.50	$4.43	0.88%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2015
Investment in SMID-Cap Portfolio, at value (identified cost, $3,877,955,972)	$6,042,581,116
Receivable for Fund shares sold	188,305,930
Total assets	$6,230,887,046

Liabilities
Payable for Fund shares redeemed	$142,780,736
Payable to affiliates:
Distribution and service fees	579,335
Accrued expenses	961,493
Total liabilities	$144,321,564
Net Assets	$6,086,565,482

Sources of Net Assets
Paid-in capital	$3,784,255,582
Accumulated net realized gain from Portfolio	145,419,864
Accumulated net investment loss	(7,735,108)
Net unrealized appreciation from Portfolio	2,164,625,144
Total	$6,086,565,482

Class A Shares
Net Assets	$1,401,885,262
Shares Outstanding	56,715,007
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$24.72
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$26.23

Class C Shares
Net Assets	$239,850,149
Shares Outstanding	10,129,933
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$23.68

Class I Shares
Net Assets	$4,079,255,868
Shares Outstanding	152,644,780
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.72

Class R Shares
Net Assets	$189,852,541
Shares Outstanding	7,789,776
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$24.37

Class R6 Shares
Net Assets	$175,721,662
Shares Outstanding	6,569,079
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.75

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2015
Dividends allocated from Portfolio	$27,606,325
Interest allocated from Portfolio	70,101
Expenses allocated from Portfolio	(25,020,631)
Total investment income from Portfolio	$2,655,795

Expenses
Distribution and service fees
Class A	$1,692,640
Class C	1,169,833
Class R	439,258
Trustees’ fees and expenses	250
Custodian fee	30,170
Transfer and dividend disbursing agent fees	2,775,683
Legal and accounting services	55,243
Printing and postage	155,677
Registration fees	64,667
Miscellaneous	31,013
Total expenses	$6,414,434

Net investment loss	$(3,758,639)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$170,589,225
Net realized gain	$170,589,225
Change in unrealized appreciation (depreciation) —
Investments	$601,587,852
Net change in unrealized appreciation (depreciation)	$601,587,852

Net realized and unrealized gain	$772,177,077

Net increase in net assets from operations	$768,418,438

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
From operations —
Net investment loss	$(3,758,639)	$(8,897,722)
Net realized gain from investment transactions	170,589,225	201,081,181
Net change in unrealized appreciation (depreciation) from investments	601,587,852	134,386,019
Net increase in net assets from operations	$768,418,438	$326,569,478
Distributions to shareholders —
From net realized gain
Class A	$(43,209,125)	$(11,194,718)
Class C	(7,726,216)	(1,805,335)
Class I	(118,304,127)	(21,120,548)
Class R	(5,618,142)	(753,572)
Class R6	(106,636)	—
Total distributions to shareholders	$(174,964,246)	$(34,874,173)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$130,621,019	$411,949,762
Class C	7,811,929	23,374,610
Class I	555,877,837	1,373,517,220
Class R	31,074,924	102,730,791
Class R6	174,473,625	258,829
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	39,112,291	10,438,714
Class C	6,258,941	1,436,126
Class I	98,077,022	16,027,473
Class R	5,335,550	704,112
Class R6	106,636	—
Cost of shares redeemed
Class A	(199,950,847)	(789,724,722)
Class C	(34,305,911)	(50,715,210)
Class I	(743,682,844)	(998,705,614)
Class R	(30,535,283)	(25,220,037)
Class R6	(1,712,658)	—
Net increase in net assets from Fund share transactions	$38,562,231	$76,072,054

Net increase in net assets	$632,016,423	$367,767,359

Net Assets
At beginning of period	$5,454,549,059	$5,086,781,700
At end of period	$6,086,565,482	$5,454,549,059

Accumulated net investment loss included in net assets
At end of period	$(7,735,108)	$(3,976,469)

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Financial Highlights

	Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013		2012		2011		2010
Net asset value — Beginning of period	$22.330		$21.180	$16.520		$12.870		$12.490		$11.170

Income (Loss) From Operations
Net investment loss(1)	$(0.031)		$(0.062)	$(0.044)		$(0.070)		$(0.074)		$(0.072)
Net realized and unrealized gain	3.182		1.360	4.760		3.808		0.543	(2)	1.392

Total income from operations	$3.151		$1.298	$4.716		$3.738		$0.469		$1.320

Less Distributions
From net realized gain	$(0.761)		$(0.148)	$(0.056)		$(0.088)		$(0.089)		$—

Total distributions	$(0.761)		$(0.148)	$(0.056)		$(0.088)		$(0.089)		$—

Net asset value — End of period	$24.720		$22.330	$21.180		$16.520		$12.870		$12.490

Total Return(3)	14.34	%(4)	6.13%	28.63%		29.12%		3.67%		11.82%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,401,885		$1,294,128	$1,566,425		$1,010,125		$512,020		$256,917
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.23	%(9)	1.23%	1.25	%(7)	1.24	%(8)	1.20	%(8)	1.20	%(8)
Net investment loss	(0.27	)%(9)	(0.28)%	(0.24)%		(0.44)%		(0.51)%		(0.61)%
Portfolio Turnover of the Portfolio	7	%(4)	11%	9%		6%		19%		20%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The sub-adviser of the Portfolio subsidized certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this subsidy, total return would be lower.

(8)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18% and 0.32% of average daily net assets for the years ended September 30, 2012, 2011 and 2010, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.

(9)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013		2012		2011		2010*
Net asset value — Beginning of period	$21.500		$20.550	$16.150		$12.680		$12.390		$11.170

Income (Loss) From Operations
Net investment loss(1)	$(0.115)		$(0.224)	$(0.182)		$(0.185)		$(0.180)		$(0.158)
Net realized and unrealized gain	3.056		1.322	4.638		3.743		0.559	(2)	1.378

Total income from operations	$2.941		$1.098	$4.456		$3.558		$0.379		$1.220

Less Distributions
From net realized gain	$(0.761)		$(0.148)	$(0.056)		$(0.088)		$(0.089)		$—

Total distributions	$(0.761)		$(0.148)	$(0.056)		$(0.088)		$(0.089)		$—

Net asset value — End of period	$23.680		$21.500	$20.550		$16.150		$12.680		$12.390

Total Return(3)	13.91	%(4)	5.35%	27.68%		28.13%		2.97%		10.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$239,850		$237,887	$251,684		$152,264		$61,530		$17,530
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.98	%(9)	1.98%	2.00	%(7)	1.99	%(8)	1.95	%(8)	1.95	%(8)
Net investment loss	(1.02	)%(9)	(1.03)%	(0.99)%		(1.19)%		(1.25)%		(1.34)%
Portfolio Turnover of the Portfolio	7	%(4)	11%	9%		6%		19%		20%

*	Class C commenced operations on October 1, 2009.

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The sub-adviser of the Portfolio subsidized certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this subsidy, total return would be lower.

(8)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18% and 0.32% of average daily net assets for the years ended September 30, 2012, 2011 and 2010, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.

(9)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013		2012		2011		2010
Net asset value — Beginning of period	$24.060		$22.750	$17.700		$13.750		$13.300		$11.870

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.002)		$(0.006)	$0.003		$(0.033)		$(0.040)		$(0.044)
Net realized and unrealized gain	3.423		1.464	5.103		4.071		0.579	(2)	1.474

Total income from operations	$3.421		$1.458	$5.106		$4.038		$0.539		$1.430

Less Distributions
From net realized gain	$(0.761)		$(0.148)	$(0.056)		$(0.088)		$(0.089)		$—

Total distributions	$(0.761)		$(0.148)	$(0.056)		$(0.088)		$(0.089)		$—

Net asset value — End of period	$26.720		$24.060	$22.750		$17.700		$13.750		$13.300

Total Return(3)	14.43	%(4)	6.42%	28.93%		29.43%		3.98%		12.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,079,256		$3,755,707	$3,184,642		$1,890,595		$815,413		$296,476
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.98	%(9)	0.98%	1.00	%(7)	0.99	%(8)	0.95	%(8)	0.95	%(8)
Net investment income (loss)	(0.02	)%(9)	(0.03)%	0.02%		(0.19)%		(0.26)%		(0.35)%
Portfolio Turnover of the Portfolio	7	%(4)	11%	9%		6%		19%		20%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The sub-adviser of the Portfolio subsidized certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this subsidy, total return would be lower.

(8)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18% and 0.32% of average daily net assets for the years ended September 30, 2012, 2011 and 2010, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.

(9)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Financial Highlights — continued

	Class R
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013		1012		2011		2010
Net asset value — Beginning of period	$22.060		$20.970	$16.400		$12.810		$12.450		$11.170

Income (Loss) From Operations
Net investment loss(1)	$(0.060)		$(0.110)	$(0.094)		$(0.111)		$(0.109)		$(0.092)
Net realized and unrealized gain	3.131		1.348	4.720		3.789		0.558	(2)	1.372

Total income from operations	$3.071		$1.238	$4.626		$3.678		$0.449		$1.280

Less Distributions
From net realized gain	$(0.761)		$(0.148)	$(0.056)		$(0.088)		$(0.089)		$—

Total distributions	$(0.761)		$(0.148)	$(0.056)		$(0.088)		$(0.089)		$—

Net asset value — End of period	$24.370		$22.060	$20.970		$16.400		$12.810		$12.450

Total Return(3)	14.15	%(4)	5.91%	28.29%		28.78%		3.53%		11.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$189,853		$166,575	$84,030		$17,922		$1,827		$98
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.48	%(9)	1.48%	1.50	%(7)	1.49	%(8)	1.45	%(8)	1.45	%(8)
Net investment loss	(0.51	)%(9)	(0.50)%	(0.49)%		(0.70)%		(0.74)%		(0.78)%
Portfolio Turnover of the Portfolio	7	%(4)	11%	9%		6%		19%		20%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The sub-adviser of the Portfolio subsidized certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this subsidy, total return would be lower.

(8)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18% and 0.32% of average daily net assets for the years ended September 30, 2012, 2011 and 2010, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.

(9)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2015 (Unaudited)		Period Ended September 30, 2014(1)
Net asset value — Beginning of period	$24.070		$25.040

Income (Loss) From Operations
Net investment income(2)	$0.020		$0.022
Net realized and unrealized gain (loss)	3.421		(0.992)

Total income (loss) from operations	$3.441		$(0.970)

Less Distributions
From net realized gain	$(0.761)		$—

Total distributions	$(0.761)		$—

Net asset value — End of period	$26.750		$24.070

Total Return(3)	14.51	%(4)	(3.87	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$175,722		$252
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.88	%(7)	0.90	%(7)
Net investment income	0.15	%(7)	0.35	%(7)
Portfolio Turnover of the Portfolio	7	%(4)	11	%(8)

(1)	For the period from the commencement of operations, July 1, 2014, to September 30, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s year ended September 30, 2014.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Effective after the close of business on January 15, 2013, the Fund was closed to new investors, subject to limited exceptions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2014, the Fund had a late year ordinary loss of $3,976,469 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. Atlanta Capital Management Company, LLC (Atlanta Capital), the sub-adviser of the Portfolio and an affiliate of EVM, had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceeded 1.25%, 2.00%, 1.00%, 1.50% and 0.92% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively, through January 31, 2015. Pursuant to this agreement, Atlanta Capital reimbursed no expenses for the six months ended March 31, 2015. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2015, EVM earned $39,274 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $13,532 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2015. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2015 amounted to $1,692,640 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2015, the Fund paid or accrued to EVD $877,375 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended March 31, 2015, the Fund paid or accrued to EVD $219,629 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2015 amounted to $292,458 and $219,629 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based

14

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2015, the Fund was informed that EVD received approximately $1,000 and $4,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended March 31, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $165,275,080 and $361,940,706, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

Sales	5,570,365	18,414,321
Issued to shareholders electing to receive payments of distributions in Fund shares	1,687,329	472,768
Redemptions	(8,490,516)	(34,888,379)

Net decrease	(1,232,822)	(16,001,290)

Class C	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

Sales	345,036	1,081,206
Issued to shareholders electing to receive payments of distributions in Fund shares	281,301	67,172
Redemptions	(1,560,286)	(2,330,843)

Net decrease	(933,949)	(1,182,465)

Class I	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

Sales	21,684,073	56,701,871
Issued to shareholders electing to receive payments of distributions in Fund shares	3,916,814	675,410
Redemptions	(29,067,300)	(41,243,314)

Net increase (decrease)	(3,466,413)	16,133,967

Class R	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

Sales	1,334,479	4,643,737
Issued to shareholders electing to receive payments of distributions in Fund shares	233,299	32,224
Redemptions	(1,330,167)	(1,130,121)

Net increase	237,611	3,545,840

15

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

Class R6	Six Months Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014(1)

Sales	6,620,691	10,488
Issued to shareholders electing to receive payments of distributions in Fund shares	4,255	—
Redemptions	(66,355)	—

Net increase	6,558,591	10,488

(1)	Class R6 commenced operations on July 1, 2014.

16

SMID-Cap Portfolio

March 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value

Aerospace & Defense — 1.0%
TransDigm Group, Inc.	276,000	$60,366,720

		$60,366,720

Auto Components — 2.3%
Gentex Corp.	7,673,640	$140,427,612

		$140,427,612

Banks — 5.4%
City National Corp.	1,631,234	$145,310,325
Cullen/Frost Bankers, Inc.	1,239,620	85,632,950
Umpqua Holdings Corp.	5,517,370	94,788,416

		$325,731,691

Capital Markets — 5.7%
Affiliated Managers Group, Inc.(1)	480,985	$103,305,958
Artisan Partners Asset Management, Inc., Class A	1,338,488	60,847,665
SEI Investments Co.	4,104,836	180,982,219

		$345,135,842

Chemicals — 2.3%
Airgas, Inc.	794,223	$84,275,002
RPM International, Inc.	1,190,828	57,147,836

		$141,422,838

Commercial Services & Supplies — 1.2%
Copart, Inc.(1)	2,014,216	$75,674,095

		$75,674,095

Containers & Packaging — 1.8%
AptarGroup, Inc.	1,678,877	$106,642,267

		$106,642,267

Electrical Equipment — 2.6%
Acuity Brands, Inc.	933,261	$156,937,170

		$156,937,170

Electronic Equipment, Instruments & Components — 2.2%
CDW Corp.	1,229,212	$45,775,855
FLIR Systems, Inc.	2,709,466	84,752,096

		$130,527,951

Security	Shares	Value

Energy Equipment & Services — 1.4%
Dril-Quip, Inc.(1)	511,168	$34,958,780
Oceaneering International, Inc.	959,000	51,718,870

		$86,677,650

Health Care Equipment & Supplies — 8.7%
DENTSPLY International, Inc.	3,403,895	$173,224,217
IDEXX Laboratories, Inc.(1)	707,305	109,264,476
STERIS Corp.	690,026	48,488,127
Teleflex, Inc.	807,609	97,583,395
Varian Medical Systems, Inc.(1)	1,049,453	98,743,033

		$527,303,248

Health Care Providers & Services — 2.5%
Henry Schein, Inc.(1)	1,072,761	$149,778,891

		$149,778,891

Household Products — 1.5%
Church & Dwight Co., Inc.	1,059,582	$90,509,495

		$90,509,495

Industrial Conglomerates — 2.6%
Carlisle Cos., Inc.	1,676,389	$155,283,913

		$155,283,913

Insurance — 8.6%
HCC Insurance Holdings, Inc.	4,145,694	$234,936,479
Markel Corp.(1)	368,886	283,658,579

		$518,595,058

IT Services — 5.8%
Broadridge Financial Solutions, Inc.	1,291,696	$71,056,197
Gartner, Inc.(1)	908,381	76,167,747
Jack Henry & Associates, Inc.	1,992,898	139,283,641
WEX, Inc.(1)	596,790	64,071,374

		$350,578,959

Life Sciences Tools & Services — 3.9%
Bio-Rad Laboratories, Inc., Class A(1)	1,158,858	$156,654,425
Mettler-Toledo International, Inc.(1)	245,851	80,798,931

		$237,453,356

Machinery — 8.0%
CLARCOR, Inc.	1,739,874	$114,936,076

17	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery (continued)
Donaldson Co., Inc.	1,664,189	$62,756,567
Graco, Inc.	1,270,279	91,663,333
IDEX Corp.	1,920,653	145,643,117
Pall Corp.	687,594	69,027,562

		$484,026,655

Marine — 2.1%
Kirby Corp.(1)	1,657,882	$124,424,044

		$124,424,044

Media — 3.5%
Morningstar, Inc.	2,843,529	$213,008,757

		$213,008,757

Professional Services — 2.8%
Equifax, Inc.	1,817,305	$169,009,365

		$169,009,365

Real Estate Management & Development — 2.9%
Forest City Enterprises, Inc., Class A(1)	4,111,287	$104,920,044
Jones Lang LaSalle, Inc.	412,920	70,361,568

		$175,281,612

Road & Rail — 2.8%
J.B. Hunt Transport Services, Inc.	1,263,492	$107,895,899
Landstar System, Inc.	894,333	59,294,278

		$167,190,177

Software — 12.2%
ANSYS, Inc.(1)	2,495,304	$220,060,860
Blackbaud, Inc.	2,632,033	124,705,723
FactSet Research Systems, Inc.	734,010	116,854,392
Fair Isaac Corp.	2,065,007	183,207,421
Manhattan Associates, Inc.(1)	1,836,065	92,923,250

		$737,751,646

Specialty Retail — 3.5%
Sally Beauty Holdings, Inc.(1)	6,211,682	$213,495,510

		$213,495,510

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.3%
Columbia Sportswear Co.	1,333,141	$81,188,287

		$81,188,287

Total Common Stocks (identified cost $3,794,589,581)		$5,964,422,809

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$96,434	$96,433,546

Total Short-Term Investments (identified cost $96,433,546)		$96,433,546

Total Investments — 100.2% (identified cost $3,891,023,127)		$6,060,856,355

Other Assets, Less Liabilities — (0.2)%		$(12,820,453)

Net Assets — 100.0%		$6,048,035,902

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015.

18	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2015
Unaffiliated investments, at value (identified cost, $3,794,589,581)	$5,964,422,809
Affiliated investment, at value (identified cost, $96,433,546)	96,433,546
Dividends receivable	2,596,942
Interest receivable from affiliated investment	13,583
Receivable for investments sold	22,119,209
Total assets	$6,085,586,089

Liabilities
Payable for investments purchased	$33,073,814
Payable to affiliates:
Investment adviser fee	4,304,606
Accrued expenses	171,767
Total liabilities	$37,550,187
Net Assets applicable to investors’ interest in Portfolio	$6,048,035,902

Sources of Net Assets
Investors’ capital	$3,878,202,674
Net unrealized appreciation	2,169,833,228
Total	$6,048,035,902

19	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2015
Dividends	$27,637,074
Interest allocated from affiliated investment	70,178
Expenses allocated from affiliated investment	(7,419)
Total investment income	$27,699,833

Expenses
Investment adviser fee	$24,434,590
Trustees’ fees and expenses	34,000
Custodian fee	438,285
Legal and accounting services	55,223
Miscellaneous	78,656
Total expenses	$25,040,754

Net investment income	$2,659,079

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$171,004,337
Investment transactions allocated from affiliated investment	460
Net realized gain	$171,004,797
Change in unrealized appreciation (depreciation) —
Investments	$602,012,524
Net change in unrealized appreciation (depreciation)	$602,012,524

Net realized and unrealized gain	$773,017,321

Net increase in net assets from operations	$775,676,400

20	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
From operations —
Net investment income	$2,659,079	$4,519,707
Net realized gain from investment transactions	171,004,797	201,450,114
Net change in unrealized appreciation (depreciation) from investments	602,012,524	134,347,992
Net increase in net assets from operations	$775,676,400	$340,317,813
Capital transactions —
Contributions	$166,548,720	$536,641,842
Withdrawals	(364,492,461)	(497,203,096)
Net increase (decrease) in net assets from capital transactions	$(197,943,741)	$39,438,746

Net increase in net assets	$577,732,659	$379,756,559

Net Assets
At beginning of period	$5,470,303,243	$5,090,546,684
At end of period	$6,048,035,902	$5,470,303,243

21	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2015

Supplementary Data

	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.87	%(3)	0.87%	0.89%	0.94%	0.95%	0.95%
Net investment income (loss)	0.09	%(3)	0.08%	0.12%	(0.14)%	(0.26)%	(0.36)%
Portfolio Turnover	7	%(4)	11%	9%	6%	19%	20%

Total Return	14.50	%(4)	6.53%	29.07%	29.50%	3.98%	12.05%

Net assets, end of period (000’s omitted)	$6,048,036		$5,470,303	$5,090,547	$3,071,370	$1,397,652	$574,748

(1)

The investment adviser waived a portion of its investment adviser fee and/or subsidized, certain operating expenses (equal to 0.04% and 0.12% of average daily net assets for the years ended September 30, 2011 and 2010, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

22	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2015, Eaton Vance Atlanta Capital SMID-Cap Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of March 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of

23

SMID-Cap Portfolio

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion, 0.8125% on net assets of $2.5 billion but less than $5 billion, 0.75% on net assets of $5 billion but less than $7.5 billion and 0.73% on net assets of $7.5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended March 31, 2015, the Portfolio’s investment adviser fee amounted to $24,434,590 or 0.85% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $404,207,036 and $558,743,993, respectively, for the six months ended March 31, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,895,179,459

Gross unrealized appreciation	$2,185,577,991
Gross unrealized depreciation	(19,901,095)

Net unrealized appreciation	$2,165,676,896

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2015.

24

SMID-Cap Portfolio

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$5,964,422,809	*	$—	$—	$5,964,422,809
Short-Term Investments	—		96,433,546	—	96,433,546

Total Investments	$5,964,422,809		$96,433,546	$—	$6,060,856,355

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2015

Officers and Trustees

Officers of Eaton Vance Atlanta Capital SMID-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of SMID-Cap Portfolio

Thomas E. Faust Jr.

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital SMID-Cap Fund and SMID-Cap Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser of SMID-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7726 3.31.15

Eaton Vance

Atlanta Capital

Focused Growth Fund

Semiannual Report

March 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2015

Eaton Vance

Atlanta Capital Focused Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	17

Important Notices	18

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2015

Performance1,2

Portfolio Managers Richard B. England, CFA and Paul J. Marshall, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	6.19%	10.32%	11.63%	6.95%
Class A with 5.75% Maximum Sales Charge	—	—	0.07	4.00	10.32	6.32
Class C at NAV	05/02/2011	04/30/2002	5.80	9.39	10.99	6.64
Class C with 1% Maximum Sales Charge	—	—	4.81	8.39	10.99	6.64
Class I at NAV	04/30/2002	04/30/2002	6.30	10.51	11.89	7.22
Russell 1000 Growth Index	—	—	8.81%	16.09%	15.63%	9.35%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.08%	1.83%	0.83%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Google, Inc., Class C	7.2%
Monsanto Co.	6.4
Gilead Sciences, Inc.	6.3
Apple, Inc.	5.1
Starbucks Corp.	4.9
Celgene Corp.	3.8
Lowe’s Companies, Inc.	3.6
Visa, Inc., Class A	3.5
Danaher Corp.	3.5
Schlumberger, Ltd.	3.5
Total	47.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2015

Endnotes and Additional Disclosures

[1]

Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 – March 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period* (10/1/14 – 3/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,061.90	$5.65	1.10%
Class C	$1,000.00	$1,058.00	$9.49	1.85%
Class I	$1,000.00	$1,063.00	$4.37	0.85%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.54	1.10%
Class C	$1,000.00	$1,015.70	$9.30	1.85%
Class I	$1,000.00	$1,020.70	$4.28	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2014.

4

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value

Beverages — 3.0%
Coca-Cola Co. (The)	115,242	$4,673,063

		$4,673,063

Biotechnology — 10.1%
Celgene Corp.(1)	51,910	$5,984,185
Gilead Sciences, Inc.(1)	100,035	9,816,434

		$15,800,619

Capital Markets — 1.9%
Raymond James Financial, Inc.	52,218	$2,964,938

		$2,964,938

Chemicals — 8.0%
Monsanto Co.	89,284	$10,048,021
Praxair, Inc.	20,327	2,454,282

		$12,502,303

Communications Equipment — 2.1%
QUALCOMM, Inc.	46,779	$3,243,656

		$3,243,656

Consumer Finance — 3.2%
American Express Co.	63,658	$4,972,963

		$4,972,963

Diversified Financial Services — 2.8%
Intercontinental Exchange, Inc.	18,999	$4,431,897

		$4,431,897

Electrical Equipment — 2.7%
Eaton Corp. PLC	62,269	$4,230,556

		$4,230,556

Energy Equipment & Services — 4.3%
Core Laboratories NV	11,741	$1,226,817
Schlumberger, Ltd.	65,055	5,428,189

		$6,655,006

Health Care Providers & Services — 3.4%
Express Scripts Holding Co.(1)	60,874	$5,282,037

		$5,282,037

Security	Shares	Value

Hotels, Restaurants & Leisure — 4.9%
Starbucks Corp.	80,350	$7,609,145

		$7,609,145

Industrial Conglomerates — 3.5%
Danaher Corp.	65,139	$5,530,301

		$5,530,301

Internet & Catalog Retail — 2.7%
Priceline Group, Inc. (The)(1)	3,652	$4,251,476

		$4,251,476

Internet Software & Services — 7.2%
Google, Inc., Class C(1)	20,592	$11,284,416

		$11,284,416

IT Services — 6.3%
Cognizant Technology Solutions Corp., Class A(1)	70,382	$4,391,133
Visa, Inc., Class A	84,800	5,546,768

		$9,937,901

Media — 6.1%
Comcast Corp., Class A	89,948	$5,079,364
Twenty-First Century Fox, Inc., Class A	132,285	4,476,524

		$9,555,888

Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	83,301	$5,372,914
Perrigo Co. PLC	27,647	4,576,961

		$9,949,875

Road & Rail — 1.5%
Genesee & Wyoming, Inc., Class A(1)	24,718	$2,383,804

		$2,383,804

Semiconductors & Semiconductor Equipment — 5.1%
Linear Technology Corp.	61,426	$2,874,737
Texas Instruments, Inc.	88,596	5,066,362

		$7,941,099

Specialty Retail — 3.6%
Lowe’s Companies, Inc.	75,958	$5,650,516

		$5,650,516

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	63,865	$7,946,722
EMC Corp.	149,553	3,822,575

		$11,769,297

Textiles, Apparel & Luxury Goods — 1.8%
Michael Kors Holdings, Ltd.(1)	43,681	$2,872,026

		$2,872,026

Total Common Stocks (identified cost $112,309,525)		$153,492,782

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$2,984	$2,984,006

Total Short-Term Investments (identified cost $2,984,006)		$2,984,006

Total Investments — 100.0% (identified cost $115,293,531)		$156,476,788

Other Assets, Less Liabilities — (0.0)%(3)		$(8,833)

Net Assets — 100.0%		$156,467,955

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015.

(3)	Amount is less than (0.05)%.

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2015
Unaffiliated investments, at value (identified cost, $112,309,525)	$153,492,782
Affiliated investment, at value (identified cost, $2,984,006)	2,984,006
Dividends receivable	197,693
Interest receivable from affiliated investment	245
Receivable for Fund shares sold	476,756
Total assets	$157,151,482

Liabilities
Payable for Fund shares redeemed	$529,849
Payable to affiliates:
Investment adviser fee	88,629
Distribution and service fees	21,796
Accrued expenses	43,253
Total liabilities	$683,527
Net Assets	$156,467,955

Sources of Net Assets
Paid-in capital	$101,299,859
Accumulated net realized gain	13,727,843
Accumulated undistributed net investment income	256,996
Net unrealized appreciation	41,183,257
Total	$156,467,955

Class A Shares
Net Assets	$86,074,805
Shares Outstanding	5,747,501
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.98
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.89

Class C Shares
Net Assets	$3,751,911
Shares Outstanding	254,832
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.72

Class I Shares
Net Assets	$66,641,239
Shares Outstanding	4,716,532
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.13

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2015
Dividends (net of foreign taxes, $1,083)	$1,143,025
Interest allocated from affiliated investment	1,904
Expenses allocated from affiliated investment	(193)
Total investment income	$1,144,736

Expenses
Investment adviser fee	$571,426
Distribution and service fees
Class A	107,894
Class C	19,421
Trustees’ fees and expenses	4,713
Custodian fee	32,100
Transfer and dividend disbursing agent fees	76,456
Legal and accounting services	20,633
Printing and postage	9,527
Registration fees	24,267
Miscellaneous	10,357
Total expenses	$876,794
Deduct —
Reduction of custodian fee	$7
Total expense reductions	$7

Net expenses	$876,787

Net investment income	$267,949

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$16,372,783
Investment transactions allocated from affiliated investment	10
Net realized gain	$16,372,793
Change in unrealized appreciation (depreciation) —
Investments	$(5,802,335)
Net change in unrealized appreciation (depreciation)	$(5,802,335)

Net realized and unrealized gain	$10,570,458

Net increase in net assets from operations	$10,838,407

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
From operations —
Net investment income	$267,949	$562,956
Net realized gain from investment transactions	16,372,793	18,080,415
Net change in unrealized appreciation (depreciation) from investments	(5,802,335)	9,013,141
Net increase in net assets from operations	$10,838,407	$27,656,512
Distributions to shareholders —
From net investment income
Class A	$(43,602)	$(139,084)
Class I	(293,127)	(402,924)
From net realized gain
Class A	(6,320,162)	(1,673,236)
Class C	(259,164)	(75,645)
Class I	(7,393,389)	(2,026,793)
Total distributions to shareholders	$(14,309,444)	$(4,317,682)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,155,707	$27,248,325
Class C	233,608	778,236
Class I	9,436,057	37,719,987
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,791,506	1,689,200
Class C	227,378	58,742
Class I	7,331,177	2,322,357
Cost of shares redeemed
Class A	(11,699,843)	(33,902,715)
Class C	(632,603)	(1,158,147)
Class I	(43,008,238)	(48,640,485)
Net decrease in net assets from Fund share transactions	$(24,165,251)	$(13,884,500)

Net increase (decrease) in net assets	$(27,636,288)	$9,454,330

Net Assets
At beginning of period	$184,104,243	$174,649,913
At end of period	$156,467,955	$184,104,243

Accumulated undistributed net investment income included in net assets
At end of period	$256,996	$325,776

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2015

Financial Highlights

	Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012		2011		2010
Net asset value — Beginning of period	$15.210		$13.360	$12.000	$9.770		$9.540		$8.780

Income (Loss) From Operations
Net investment income (loss)(1)	$0.017		$0.028	$0.035	$(0.038)		$(0.065)		$(0.026)
Net realized and unrealized gain	0.906		2.164	1.325	2.268		0.295		0.832

Total income from operations	$0.923		$2.192	$1.360	$2.230		$0.230		$0.806

Less Distributions
From net investment income	$(0.008)		$(0.026)	$—	$—		$—		$(0.046)
From net realized gain	(1.145)		(0.316)	—	—		—		—

Total distributions	$(1.153)		$(0.342)	$—	$—		$—		$(0.046)

Net asset value — End of period	$14.980		$15.210	$13.360	$12.000		$9.770		$9.540

Total Return(2)	6.19	%(3)	16.61%	11.33%	22.82%		2.41%		9.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,075		$84,938	$79,626	$69,679		$45,044		$8,706
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.10	%(7)	1.08%	1.12%	1.17	%(5)	1.25	%(5)(6)	1.25	%(5)(6)
Net investment income (loss)	0.23	%(7)	0.19%	0.28%	(0.34	)%(5)	(0.58	)%(5)	(0.29	)%(5)
Portfolio Turnover of the Portfolio(8)	—		—	—	60	%(3)	62%		152%
Portfolio Turnover of the Fund	27	%(3)	46%	53%	17	%(3)(9)	—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.11% and 0.43% of average daily net assets for the years ended September 30, 2011 and 2010, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 23, 2012.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2015

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,				Period Ended September 30, 2011(1)
			2014	2013	2012
Net asset value — Beginning of period	$14.900		$13.140	$11.880	$9.750		$11.920

Income (Loss) From Operations
Net investment loss(2)	$(0.039)		$(0.080)	$(0.058)	$(0.121)		$(0.067)
Net realized and unrealized gain (loss)	0.889		2.112	1.318	2.251		(2.103)

Total income (loss) from operations	$0.850		$2.032	$1.260	$2.130		$(2.170)

Less Distributions
From net realized gain	$(1.030)		$(0.272)	$—	$—		$—

Total distributions	$(1.030)		$(0.272)	$—	$—		$—

Net asset value — End of period	$14.720		$14.900	$13.140	$11.880		$9.750

Total Return(3)	5.80	%(4)	15.61%	10.61%	21.85%		(18.20	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,752		$3,962	$3,776	$3,443		$1,449
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.85	%(6)	1.83%	1.87%	1.91	%(7)	2.00	%(6)(7)(8)
Net investment loss	(0.53	)%(6)	(0.55)%	(0.47)%	(1.08	)%(7)	(1.49	)%(6)(7)
Portfolio Turnover of the Portfolio(9)	—		—	—	60	%(4)	62	%(10)
Portfolio Turnover of the Fund	27	%(4)	46%	53%	17	%(4)(11)	—

(1)	For the period from the commencement of operations, May 2, 2011, to September 30, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)

The administrator of the Fund subsidized certain operating expenses (equal to 0.11% of average daily net assets for the period ended September 30, 2011). A portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would be lower.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the Portfolio’s year ended September 30, 2011.

(11)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 23, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2015

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012		2011		2010
Net asset value — Beginning of period	$14.430		$12.700	$11.380	$9.240		$9.010		$8.290

Income (Loss) From Operations
Net investment income (loss)(1)	$0.030		$0.061	$0.063	$(0.005)		$(0.034)		$(0.005)
Net realized and unrealized gain	0.861		2.048	1.266	2.145		0.264		0.791

Total income from operations	$0.891		$2.109	$1.329	$2.140		$0.230		$0.786

Less Distributions
From net investment income	$(0.046)		$(0.063)	$(0.009)	$—		$—		$(0.066)
From net realized gain	(1.145)		(0.316)	—	—		—		—

Total distributions	$(1.191)		$(0.379)	$(0.009)	$—		$—		$(0.066)

Net asset value — End of period	$14.130		$14.430	$12.700	$11.380		$9.240		$9.010

Total Return(2)	6.30	%(3)	16.85%	11.69%	23.16%		2.55%		9.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,641		$95,204	$91,248	$104,941		$53,707		$21,275
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.85	%(7)	0.83%	0.87%	0.92	%(5)	1.00	%(5)(6)	1.00	%(5)(6)
Net investment income (loss)	0.42	%(7)	0.44%	0.53%	(0.04	)%(5)	(0.32	)%(5)	(0.06	)%(5)
Portfolio Turnover of the Portfolio(8)	—		—	—	60	%(3)	62%		152%
Portfolio Turnover of the Fund	27	%(3)	46%	53%	17	%(3)(9)	—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.11% and 0.43% of average daily net assets for the years ended September 30, 2011 and 2010, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 23, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

13

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$115,836,880

Gross unrealized appreciation	$42,968,562
Gross unrealized depreciation	(2,328,654)

Net unrealized appreciation	$40,639,908

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended March 31, 2015, the investment adviser fee amounted to $571,426 or 0.65% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator to the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2015, EVM earned $14,049 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,405 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

14

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2015 amounted to $107,894 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2015, the Fund paid or accrued to EVD $14,566 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2015 amounted to $4,855 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2015, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $46,552,263 and $84,907,093, respectively, for the six months ended March 31, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

Sales	537,784	1,845,467
Issued to shareholders electing to receive payments of distributions in Fund shares	392,644	119,717
Redemptions	(768,584)	(2,337,629)

Net increase (decrease)	161,844	(372,445)

Class C	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

Sales	15,680	54,682
Issued to shareholders electing to receive payments of distributions in Fund shares	15,649	4,223
Redemptions	(42,296)	(80,576)

Net decrease	(10,967)	(21,671)

15

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

Sales	660,674	2,706,294
Issued to shareholders electing to receive payments of distributions in Fund shares	527,044	173,829
Redemptions	(3,069,820)	(3,466,769)

Net decrease	(1,882,102)	(586,646)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2015.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$153,492,782	*	$—	$—	$153,492,782
Short-Term Investments	—		2,984,006	—	2,984,006

Total Investments	$153,492,782		$2,984,006	$—	$156,476,788

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

16

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2015

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Focused Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Focused Growth Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

17

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

18

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7725    3.31.15

Eaton Vance

Atlanta Capital

Select Equity Fund

Semiannual Report

March 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2015

Eaton Vance

Atlanta Capital Select Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	17

Important Notices	18

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2015

Performance1,2

Portfolio Managers William O. Bell IV, CFA, W. Matthew Hereford, CFA and Charles B. Reed, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	01/03/2012	01/03/2012	12.06%	14.50%	—	18.64%
Class A with 5.75% Maximum Sales Charge	—	—	5.63	7.94	—	16.49
Class C at NAV	03/19/2013	01/03/2012	11.61	13.62	—	18.06
Class C with 1% Maximum Sales Charge	—	—	10.61	12.62	—	18.06
Class I at NAV	01/03/2012	01/03/2012	12.20	14.79	—	18.91
Russell 1000 Index	—	—	6.55%	12.73%	14.72%	18.98%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.29%	2.04%	1.04%
Net				1.20	1.95	0.95

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Markel Corp.	7.6%
TJX Cos., Inc. (The)	6.0
Wal-Mart Stores, Inc.	5.0
ANSYS, Inc.	4.7
Berkshire Hathaway, Inc., Class B	4.7
Pall Corp.	4.1
Affiliated Managers Group, Inc.	4.1
U.S. Bancorp	3.8
TD Ameritrade Holding Corp.	3.7
Danaher Corp.	3.7
Total	47.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2015

Endnotes and Additional Disclosures

[1]

Russell 1000 Index is an unmanaged index of 1,000 U.S. large-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 – March 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period* (10/1/14 – 3/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,120.60	$6.34	**	1.20%
Class C	$1,000.00	$1,116.10	$10.29	**	1.95%
Class I	$1,000.00	$1,122.00	$5.03	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.04	**	1.20%
Class C	$1,000.00	$1,015.20	$9.80	**	1.95%
Class I	$1,000.00	$1,020.20	$4.78	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2014.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value

Banks — 3.8%
U.S. Bancorp	95,191	$4,156,991

		$4,156,991

Beverages — 2.1%
Diageo PLC ADR	21,047	$2,327,167

		$2,327,167

Capital Markets — 7.8%
Affiliated Managers Group, Inc.(1)	21,197	$4,552,692
TD Ameritrade Holding Corp.	109,173	4,067,786

		$8,620,478

Chemicals — 5.4%
Praxair, Inc.	25,617	$3,092,997
Sherwin-Williams Co. (The)	9,969	2,836,180

		$5,929,177

Commercial Services & Supplies — 4.4%
Stericycle, Inc.(1)	15,823	$2,222,024
Tyco International, PLC	62,082	2,673,251

		$4,895,275

Communications Equipment — 2.0%
QUALCOMM, Inc.	31,133	$2,158,762

		$2,158,762

Containers & Packaging — 3.1%
Ball Corp.	48,978	$3,459,806

		$3,459,806

Diversified Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B(1)	35,892	$5,179,933

		$5,179,933

Food & Staples Retailing — 5.0%
Wal-Mart Stores, Inc.	67,353	$5,539,784

		$5,539,784

Food Products — 2.1%
Nestle SA ADR	30,719	$2,310,702

		$2,310,702

Security	Shares	Value

Health Care Equipment & Supplies — 3.1%
DENTSPLY International, Inc.	66,489	$3,383,625

		$3,383,625

Health Care Providers & Services — 2.9%
Henry Schein, Inc.(1)	23,162	$3,233,878

		$3,233,878

Industrial Conglomerates — 3.7%
Danaher Corp.	47,590	$4,040,391

		$4,040,391

Insurance — 11.2%
Markel Corp.(1)	10,812	$8,313,996
White Mountains Insurance Group, Ltd.	5,874	4,020,870

		$12,334,866

IT Services — 6.1%
Alliance Data Systems Corp.(1)	7,380	$2,186,325
Fiserv, Inc.(1)	28,679	2,277,113
Visa, Inc., Class A	33,581	2,196,533

		$6,659,971

Machinery — 4.1%
Pall Corp.	45,461	$4,563,830

		$4,563,830

Professional Services — 2.5%
Verisk Analytics, Inc., Class A(1)	38,052	$2,716,913

		$2,716,913

Software — 8.2%
ANSYS, Inc.(1)	59,242	$5,224,552
Oracle Corp.	88,271	3,808,894

		$9,033,446

Specialty Retail — 14.3%
Home Depot, Inc. (The)	23,068	$2,620,755
O’Reilly Automotive, Inc.(1)	16,060	3,472,814
Ross Stores, Inc.	27,946	2,944,391
TJX Cos., Inc. (The)	95,040	6,657,552

		$15,695,512

Total Common Stocks (identified cost $82,141,589)		$106,240,507

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$3,839	$3,839,161

Total Short-Term Investments (identified cost $3,839,161)		$3,839,161

Total Investments — 100.0% (identified cost $85,980,750)		$110,079,668

Other Assets, Less Liabilities — 0.0%(3)		$34,126

Net Assets — 100.0%		$110,113,794

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015.

(3)	Amount is less than 0.05%.

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2015
Unaffiliated investments, at value (identified cost, $82,141,589)	$106,240,507
Affiliated investment, at value (identified cost, $3,839,161)	3,839,161
Dividends receivable	94,952
Interest receivable from affiliated investment	402
Receivable for investments sold	4,471,496
Receivable for Fund shares sold	287,654
Tax reclaims receivable	2,838
Receivable from affiliates	23,223
Total assets	$114,960,233

Liabilities
Payable for investments purchased	$4,429,407
Payable for Fund shares redeemed	307,620
Payable to affiliates:
Investment adviser and administration fee	74,985
Distribution and service fees	22,002
Accrued expenses	12,425
Total liabilities	$4,846,439
Net Assets	$110,113,794

Sources of Net Assets
Paid-in capital	$82,742,984
Accumulated net realized gain	3,429,680
Accumulated net investment loss	(157,788)
Net unrealized appreciation	24,098,918
Total	$110,113,794

Class A Shares
Net Assets	$57,895,251
Shares Outstanding	3,387,793
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.09
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.13

Class C Shares
Net Assets	$11,479,923
Shares Outstanding	682,289
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.83

Class I Shares
Net Assets	$40,738,620
Shares Outstanding	2,369,958
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.19

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2015
Dividends	$465,060
Interest allocated from affiliated investment	2,913
Expenses allocated from affiliated investment	(327)
Total investment income	$467,646

Expenses
Investment adviser and administration fee	$423,822
Distribution and service fees
Class A	70,915
Class C	51,656
Trustees’ fees and expenses	2,784
Custodian fee	22,572
Transfer and dividend disbursing agent fees	46,122
Legal and accounting services	20,355
Printing and postage	14,144
Registration fees	34,043
Miscellaneous	8,804
Total expenses	$695,217
Deduct —
Allocation of expenses to affiliates	$69,783
Total expense reductions	$69,783

Net expenses	$625,434

Net investment loss	$(157,788)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,759,957
Investment transactions allocated from affiliated investment	16
Net realized gain	$3,759,973
Change in unrealized appreciation (depreciation) —
Investments	$8,464,148
Net change in unrealized appreciation (depreciation)	$8,464,148

Net realized and unrealized gain	$12,224,121

Net increase in net assets from operations	$12,066,333

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
From operations —
Net investment loss	$(157,788)	$(93,257)
Net realized gain from investment transactions	3,759,973	1,808,991
Net change in unrealized appreciation (depreciation) from investments	8,464,148	6,655,223
Net increase in net assets from operations	$12,066,333	$8,370,957
Distributions to shareholders —
From net realized gain
Class A	$(745,026)	$(122,678)
Class C	(129,227)	(21,446)
Class I	(443,207)	(175,076)
Total distributions to shareholders	$(1,317,460)	$(319,200)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,944,198	$42,294,340
Class C	2,413,140	5,685,838
Class I	11,118,769	38,705,405
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	739,833	122,044
Class C	123,711	21,317
Class I	432,620	63,972
Cost of shares redeemed
Class A	(14,055,185)	(19,820,844)
Class C	(1,139,287)	(1,571,994)
Class I	(16,264,217)	(42,031,636)
Net increase (decrease) in net assets from Fund share transactions	$(5,686,418)	$23,468,442

Net increase in net assets	$5,062,455	$31,520,199

Net Assets
At beginning of period	$105,051,339	$73,531,140
At end of period	$110,113,794	$105,051,339

Accumulated net investment loss included in net assets
At end of period	$(157,788)	$—

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2015

Financial Highlights

	Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,		Period Ended September 30, 2012(1)
			2014	2013
Net asset value — Beginning of period	$15.450		$14.120	$11.770	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.026)		$(0.024)	$(0.025)	$(0.022)
Net realized and unrealized gain	1.881		1.402	2.396	1.792

Total income from operations	$1.855		$1.378	$2.371	$1.770

Less Distributions
From net realized gain	$(0.215)		$(0.048)	$(0.021)	$—

Total distributions	$(0.215)		$(0.048)	$(0.021)	$—

Net asset value — End of period	$17.090		$15.450	$14.120	$11.770

Total Return(3)	12.06	%(4)	9.78%	20.18%	17.70	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,895		$54,602	$28,280	$4,690
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.20	%(6)	1.20%	1.20%	1.20	%(6)
Net investment loss	(0.31	)%(6)	(0.16)%	(0.19)%	(0.27	)%(6)
Portfolio Turnover	13	%(4)	45%	6%	12	%(4)

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, administrator and sub-adviser subsidized certain operating expenses (equal to 0.13%, 0.09%, 0.28% and 1.37% of average daily net assets for the six months ended March 31, 2015, the years ended September 30, 2014 and 2013 and the period from the start of business, January 3, 2012, to September 30, 2012, respectively). Absent this subsidy, total return would have been lower.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2015

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Period Ended September 30, 2013(1)
Net asset value — Beginning of period	$15.270		$14.060	$12.920

Income (Loss) From Operations
Net investment loss(2)	$(0.086)		$(0.133)	$(0.077)
Net realized and unrealized gain	1.861		1.391	1.217

Total income from operations	$1.775		$1.258	$1.140

Less Distributions
From net realized gain	$(0.215)		$(0.048)	$—

Total distributions	$(0.215)		$(0.048)	$—

Net asset value — End of period	$16.830		$15.270	$14.060

Total Return(3)	11.61	%(4)	8.97%	8.82	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,480		$9,128	$4,452
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.95	%(6)	1.95%	1.95	%(6)
Net investment loss	(1.05	)%(6)	(0.89)%	(1.04	)%(6)
Portfolio Turnover	13	%(4)	45%	6	%(7)

(1)	For the period from the commencement of operations, March 19, 2013, to September 30, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, administrator and sub-adviser subsidized certain operating expenses (equal to 0.13%, 0.09% and 0.28% of average daily net assets for the six months ended March 31, 2015, the year ended September 30, 2014 and the period from the commencement of operations, March 19, 2013, to September 30, 2013, respectively). Absent this subsidy, total return would have been lower.

(6)	Annualized.

(7)	For the Fund’s year ended September 30, 2013.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2015

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,		Period Ended September 30, 2012(1)
			2014	2013
Net asset value — Beginning of period	$15.520		$14.150	$11.790	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.006)		$0.016	$0.017	$0.002
Net realized and unrealized gain	1.891		1.402	2.385	1.788

Total income from operations	$1.885		$1.418	$2.402	$1.790

Less Distributions
From net investment income	$—		$—	$(0.009)	$—
From net realized gain	(0.215)		(0.048)	(0.033)	—

Total distributions	$(0.215)		$(0.048)	$(0.042)	$—

Net asset value — End of period	$17.190		$15.520	$14.150	$11.790

Total Return(3)	12.20	%(4)	10.04%	20.45%	17.90	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,739		$41,321	$40,798	$21,023
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.95	%(6)	0.95%	0.95%	0.95	%(6)
Net investment income (loss)	(0.07	)%(6)	0.11%	0.13%	0.02	%(6)
Portfolio Turnover	13	%(4)	45%	6%	12	%(4)

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, administrator and sub-adviser subsidized certain operating expenses (equal to 0.13%, 0.09%, 0.28% and 1.37% of average daily net assets for the six months ended March 31, 2015, the years ended September 30, 2014 and 2013 and the period from the start of business, January 3, 2012, to September 30, 2012, respectively). Absent this subsidy, total return would have been lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

13

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$86,310,010

Gross unrealized appreciation	$23,971,875
Gross unrealized depreciation	(202,217)

Net unrealized appreciation	$23,769,658

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended March 31, 2015, the investment adviser and administration fee amounted to $423,822 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20%, 1.95% and 0.95% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2016. Pursuant to this agreement, EVM and Atlanta Capital were allocated $69,783 in total of the Fund’s operating expenses for the six months ended March 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2015, EVM earned $1,860 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $13,267 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

14

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2015 amounted to $70,915 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2015, the Fund paid or accrued to EVD $38,742 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2015 amounted to $12,914 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2015, the Fund was informed that EVD received approximately $2,000 and $200 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $13,600,463 and $21,482,690, respectively, for the six months ended March 31, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

Sales	660,426	2,826,535
Issued to shareholders electing to receive payments of distributions in Fund shares	44,893	8,297
Redemptions	(852,441)	(1,302,819)

Net increase (decrease)	(147,122)	1,532,013

15

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

Sales	147,422	384,127
Issued to shareholders electing to receive payments of distributions in Fund shares	7,604	1,457
Redemptions	(70,618)	(104,368)

Net increase	84,408	281,216

Class I	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

Sales	668,541	2,583,463
Issued to shareholders electing to receive payments of distributions in Fund shares	26,108	4,337
Redemptions	(987,788)	(2,807,875)

Net decrease	(293,139)	(220,075)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2015.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$106,240,507	*	$—	$—	$106,240,507
Short-Term Investments	—		3,839,161	—	3,839,161

Total Investments	$106,240,507		$3,839,161	$—	$110,079,668

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

16

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2015

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Select Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Select Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

17

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

18

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7782 3.31.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 18, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 18, 2015